April 29, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F. Street, N.E.
Washington, D.C. 20549

Re:	State Street Master Funds (the “Registrant”) File Number: 811-09599 Post-Effective Amendment No. 14 to Registration Statement as filed on Form N-1A
Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Registrant is Post-Effective Amendment No. 14 to the registration statement on Form N-1A (Amendment No. 14 under the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Registration Statement”), which is being filed pursuant to (1) the 1940 Act, and Rule 8b-11 thereunder, and (2) General Instructions B and C to Form N-1A.
If you have any questions concerning this filing, please call me directly at (617) 662-1742.
Sincerely,

/s/ David James
David James
Secretary